Initial Public Offering - Additional Information (Detail) - Cerberus Telecom Acquisition Corp [Member] - USD ($)			4 Months Ended	6 Months Ended
	Nov. 10, 2020	Oct. 26, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Initial Public Offering [Line Items]
Share price	$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance initial public offering			$ 259,169,000
Payment of stock issuance costs			5,277,626
Deferred underwriting commissions			$ 9,070,915
Common stock conversion basis				Each Unit consists of one Class A ordinary share, and one-third of one redeemable warrant (each, a “Public Warrant”)
Class of warrants or rights exercise price of warrrant			$ 1.35		$ 1.65
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares new issues			25,916,900
Share price			$ 18.00	$ 18.00
IPO [Member]
Initial Public Offering [Line Items]
Payment of stock issuance costs		$ 14,400,000
IPO [Member] | Class A Common Stock [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares new issues		25,000,000		8,333,333
Share price		$ 10.00
Proceeds from issuance initial public offering		$ 250,000,000.0
Payment of stock issuance costs		14,500,000
Deferred underwriting commissions		$ 8,800,000
Over-Allotment Option [Member] | Class A Common Stock [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares new issues	916,900	3,750,000
Share price		$ 10.00
Proceeds from issuance initial public offering	$ 9,200,000
Payment of stock issuance costs	500,000
Deferred underwriting commissions	$ 300,000
Underwriting option period		45 days
Public Warrants [Member]
Initial Public Offering [Line Items]
Class of warrants or rights exercise price of warrrant			$ 11.50	$ 11.50
Public Warrants [Member] | Class A Common Stock [Member]
Initial Public Offering [Line Items]
Number of securities called by each warrant				1